Summary Prospectus
March 31, 2016
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/FundInformation. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated March 31, 2016, are incorporated by reference into this Summary Prospectus.

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured
May Lose Value
No Bank Guarantee

Fund Summary Information
Federated Government Reserves Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class F Shares (F) of the Fund.
Shareholder Fees (Fees paid directly from your investment)	A	B	C	F
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	0.45%	0.75%	0.75%	0.45%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.00%	1.30%	1.30%	1.00%
Fee Waivers and/or Expense Reimbursements[1]	(0.12)%	(0.02)%	(0.02)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.88%	1.28%	1.28%	0.88%
1	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and F classes (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$102	$318	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225
B:
Expenses assuming redemption	$682	$812	$913	$1,485
Expenses assuming no redemption	$132	$412	$713	$1,485
C:
Expenses assuming redemption	$232	$412	$713	$1,568
Expenses assuming no redemption	$132	$412	$713	$1,568
F:
Expenses assuming redemption	$202	$418	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.
Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support. The Fund may also hold cash.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
PERFORMANCE: BAR CHART AND TABLE
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Class P Shares (P), offered by Federated Government Reserves Fund. The P shares are not offered in this prospectus for the Fund's A, B, C and F classes. The total returns for the P class are disclosed below because the

A, B, C and F Shares did not commence operations until July 20, 2015. The total returns for the A, B, C, and F class shares would have been substantially similar to the annual returns for the P class over the same periods because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the A and F class will be lower than those of the P class, and the expenses of the B and C class will be higher than those of the P class; accordingly, the performance of the A and F class is anticipated to be higher than the performance of the P class, and the performance of the B and C class is anticipated to be lower than the performance of the P class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.
Within the periods shown in the bar chart, the Fund's P class highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's P class Average Annual Total Returns for the calendar period ended December 31, 2015.
Calendar Period	P
1 Year	0.00%
5 Years	0.00%
10 Years	0.98%
For all of the Fund's Share classes, the 7-Day Net Yield as of December 31, 2015, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum investment amount for the Fund's Shares is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange (NYSE) is open. The Fund's A class may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. The Fund's A class, B class, C class or F class may be redeemed and/or exchanged through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Tax Information
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
Q452586 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.